Income Taxes (Tables)	12 Months Ended
Apr. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Income From Continuing Operations Before Provision For Income Taxes
Income from continuing operations before provision for income taxes was as follows:

	Year Ended April 30,

	2026	2025	2024
	(in thousands)
Domestic	$197,461	$157,356	$70,716
Foreign	190,989	187,556	151,926
Income before provision for income taxes	$388,450	$344,912	$222,642

Schedule of Provision for Domestic and Foreign Income Taxes
The provision for domestic and foreign income taxes was as follows:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
Current income taxes:
Federal	$15,709	$33,433	$31,466
State	10,402	13,916	10,071
Foreign	49,698	52,891	40,853
Current provision for income taxes	75,809	100,240	82,390
Deferred income taxes:
Federal	24,832	(5,380)	(15,693)
State	3,964	(1,853)	(2,904)
Foreign	3,025	829	(13,712)
Deferred benefit for income taxes	31,821	(6,404)	(32,309)
Total provision for income taxes	$107,630	$93,836	$50,081

Schedule of Reconciliation of Statutory Federal Income Tax Rate to Effective Consolidated Tax Rate
The reconciliation of the statutory federal income tax rate to the effective consolidated tax rate is as follows:

	Year Ended April 30, 2026
	(in thousands)	%
U.S. federal statutory income tax rate	$81,574	21.0%
State and local income tax, net of federal income tax effect (1)	11,089	2.9
Foreign tax effects (2)	13,204	3.4
Non-taxable or non-deductible items
Non-deductible officer's compensation	4,676	1.2
Other (3)	(2,048)	(0.5)
Effect of cross-border tax laws	(2,300)	(0.6)
Change in unrecognized tax benefits	3,485	0.9
Tax credits	(1,022)	(0.3)
Other (3)	(1,028)	(0.3)
Effective income tax rate	$107,630	27.7%
_______________________________
(1)For the year ended April 30, 2026, no single state or local jurisdiction accounted for more than 5% of the total income tax expense. The Company's state tax expense is primarily attributable to operations in Minnesota, New York, California, Illinois and New York City, which combined for more than 50% of this category, but none of which individually exceeded 5% of the total income tax expense.
(2)No individual foreign jurisdiction exceeded 5% of total income tax expense for fiscal 2026, either in aggregate or for any individual category of reconciling items.
(3)Reconciling items that are individually less than 5% of the total income tax expense.
The reconciliation of the statutory federal income tax rate to the effective consolidated tax rate is as follows for the years ended April 30, 2025 and 2024, prior to the adoption of ASU 2023-09:

	Year Ended April 30,
	2025	2024
U.S. federal statutory income tax rate	21.0%	21.0%
State tax, net of federal effect	2.8	2.8
Foreign tax rates differential	4.7	4.0
Non-deductible officer's compensation	1.6	1.9
Change in valuation allowance	(0.5)	(5.8)
Change in uncertain tax positions	(1.3)	1.1
Foreign-derived intangible income deduction	(1.0)	(1.2)
Repatriation of earnings of foreign subsidiaries	1.1	1.4
R&D tax credit	(0.7)	(1.5)
Other	(0.5)	(1.2)
Effective income tax rate	27.2%	22.5%

Schedule of Components of Deferred Tax Assets and Liabilities
Components of deferred tax assets and liabilities were as follows:

	April 30,
	2026	2025

	(in thousands)
Deferred tax assets:
Deferred compensation	$157,813	$145,410
Operating lease liability	17,218	18,015
Loss carryforwards	19,828	25,565
Reserves and accruals	21,606	20,833
Allowance for doubtful accounts	6,004	6,786
Deferred revenue	3,066	6,112
Gross deferred tax assets	225,535	222,721
Deferred tax liabilities:
Operating lease, right-of-use, assets	(14,783)	(14,531)
Intangibles and goodwill	(25,957)	(24,753)
Property and equipment	(35,558)	(10,306)
Prepaid expenses	(17,508)	(15,997)
Unrealized gain on marketable securities	(10,093)	(6,502)
Other	(4,043)	(2,584)
Gross deferred tax liabilities	(107,942)	(74,673)
Valuation allowances	(10,109)	(9,469)
Net deferred tax asset	$107,484	$138,579

Schedule of Changes in Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the unrecognized tax benefits is as follows:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
Unrecognized tax benefits, beginning of year	$10,856	$14,023	$10,566
Additions based on tax positions related to the current year	594	2,140	1,573
Additions based on tax positions related to prior years	1,748	993	2,208
Settlement with tax authority	—	(2,159)	—
Lapse of applicable statute of limitations	(243)	(4,141)	(324)
Unrecognized tax benefits, end of year	$12,955	$10,856	$14,023

Schedule of Cash Paid, Net of Refunds
Cash paid during the year for income taxes, net of refunds, is as follows:

Year Ended April 30, 2026
(in thousands)
U.S. Federal	$17,348
State	11,203
Foreign
Canada	8,376
United Kingdom	6,033
United Arab Emirates	5,285
Australia	4,904
India	4,879
Other foreign	31,742
Total	$89,770